Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Jun. 30, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 247,754	$ 7,583,761	$ 1,642,840
Current	213,638	6,539,467	472,340
Non-current	34,116	1,044,294	1,170,500
Time deposits with original maturity of over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	206,490	6,320,669	405,520
Guaranty deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	25,031	766,190	170,594
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	16,231	496,847	59,456
Unsecured subordinate corporate bonds [member]
Disclosure of financial assets [Line Items]
Other financial assets			1,000,000	$ 1,000,000
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	$ 2	$ 55	$ 7,270